ACQUISITIONS AND DISPOSITIONS (Proforma) (Details) - New Page Holdings Inc - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 838	$ 882
Business Acquisition, Pro Forma Net Income (Loss)	$ (100)	$ (167)
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted	$ (1.23)	$ (2.05)
Business Acquisition, Pro Forma Information, Weighted Average Shares Outstanding, Basic and Diluted	81,551,070	81,403,403